Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable And Accrued Liabilities [Line Items]
Lease liabilities (note 22)	$ 1,452.1	$ 1,496.4
Payables related to cost of sales	625.7	778.4
Salaries and employee benefit liabilities	485.0	434.6
Deferred gift card, hospitality and other revenue	454.4	372.8
Amounts withheld and accrued taxes	396.4	346.2
Pension and post retirement liabilities (note 21)	351.9	360.6
Cash collateral from counterparties to derivative contracts (note 24)	116.4	5.3
Accrued interest expense	84.5	67.1
Advances and deposits from customers	74.0	109.6
Accrued legal and professional fees	71.6	68.7
Income taxes payable	64.5	78.4
Amounts payable for securities purchased but not yet settled	47.4	6.2
Accrued rent, storage and facilities costs	15.6	25.2
Administrative and other	756.6	664.6
Accounts payable and accrued liabilities	4,996.1	4,814.1
Current	2,689.3	2,464.0
Non-current	2,306.8	2,350.1
Insurance and reinsurance companies
Accounts Payable And Accrued Liabilities [Line Items]
Lease liabilities (note 22)	456.8	434.3
Payables related to cost of sales	0.0	0.0
Salaries and employee benefit liabilities	394.4	354.9
Deferred gift card, hospitality and other revenue	21.1	21.2
Amounts withheld and accrued taxes	367.3	314.7
Pension and post retirement liabilities (note 21)	325.3	338.8
Cash collateral from counterparties to derivative contracts (note 24)	116.4	5.3
Accrued interest expense	73.1	64.9
Advances and deposits from customers	0.0	0.0
Accrued legal and professional fees	59.3	57.3
Income taxes payable	42.8	47.5
Amounts payable for securities purchased but not yet settled	47.4	6.2
Accrued rent, storage and facilities costs	6.6	16.4
Administrative and other	519.2	418.5
Accounts payable and accrued liabilities	2,429.7	2,080.0
Current	1,274.7	869.9
Non-current	1,155.0	1,210.1
Non-insurance companies
Accounts Payable And Accrued Liabilities [Line Items]
Lease liabilities (note 22)	995.3	1,062.1
Payables related to cost of sales	625.7	778.4
Salaries and employee benefit liabilities	90.6	79.7
Deferred gift card, hospitality and other revenue	433.3	351.6
Amounts withheld and accrued taxes	29.1	31.5
Pension and post retirement liabilities (note 21)	26.6	21.8
Cash collateral from counterparties to derivative contracts (note 24)	0.0	0.0
Accrued interest expense	11.4	2.2
Advances and deposits from customers	74.0	109.6
Accrued legal and professional fees	12.3	11.4
Income taxes payable	21.7	30.9
Amounts payable for securities purchased but not yet settled	0.0	0.0
Accrued rent, storage and facilities costs	9.0	8.8
Administrative and other	237.4	246.1
Accounts payable and accrued liabilities	2,566.4	2,734.1
Current	1,414.6	1,594.1
Non-current	$ 1,151.8	$ 1,140.0